Annual Total Returns - Templeton Growth VIP Fund [BarChart] - FTVIP Class 1-59 - Templeton Growth VIP Fund - Class 1	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	7.74%
Annual Return 2011	(6.80%)
Annual Return 2012	21.40%
Annual Return 2013	31.05%
Annual Return 2014	(2.53%)
Annual Return 2015	(6.24%)
Annual Return 2016	9.90%
Annual Return 2017	18.77%
Annual Return 2018	(14.61%)
Annual Return 2019	15.43%